UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nierenberg Investment Management Company, Inc.
Address:  19605 NE 8th Street
          Camas, WA 98607

13F File Number:  (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David N. Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

     /s/ DAVID N. NIERENBERG                     April 12, 2004
     -----------------------------         -----------------------------
         David N. Nierenberg                     Camas, WA

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     15
                                        ----------------
Form 13F Information Table Value Total:     $168,943
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                           Form 13F Information Table

ITEM 1                                ITEM 2     ITEM 3    ITEM 4       ITEM 5
Name of Issuer                       Title of   Cusip #   Fair Market  Number of
                                      Class                Value        Shares
                                                           (thousands)

Advanced Digital Information Corp.    Common    007525108    6,597      579,745
Amedisys, Inc.                        Common    023436108   35,834    1,458,444
American Residential Investment Trust Common    02926T103   12,294    1,340,700
Mexican Restaurants, Inc.             Common    14712P104    4,817      908,800
Brooks Automation, Inc.               Common    114340102   12,372      588,000
Columbia Laboratories, Inc.           Common    197779101    3,133      633,000
Credence Systems Corp.                Common    225302108   17,942    1,510,300
Denbury Resources, Inc.               Common    247916208   14,205      842,500
MedCath Corp.                         Common    58404W109   16,229    1,046,389
Metallic Ventures Gold, Inc.          Common    591253109   17,238    3,735,950
WTS Metallic Ventures Gold            Common    591253109      283      371,700
Natus Medical, Inc.                   Common    639050103    3,859      959,857
Pediatric Services of America, Inc.   Common    705323103   13,222      965,830
Superior Energy Services, Inc.        Common    868157108    8,052      798,800
NC Soft                               Common                 2,866       46,240



Item 6
------

Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7
------

Not applicable

Item 8
------

Nierenberg Investment Management Company, Inc. has sole voting authority.